SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

The Group comprises two main geographical segments (i) the Americas and (ii) Rest of World. The Group’s geographical segments are determined by the location of the Group’s assets and operations. The Group has also presented a geographical analysis of the segmental data for Ireland as is consistent with the information used by the Board of Directors.

The reportable operating segments derive their revenue primarily from one source (i.e. the market for diagnostic tests for a range of diseases and other medical conditions). In determining the nature of its segmentation, the Group has considered the nature of the products, their risks and rewards, the nature of the production base, the customer base and the nature of the regulatory environment. The Group acquires, manufactures and markets a range of diagnostic products. The Group’s products are sold to a similar customer base and the main body whose regulations the Group’s products must comply with is the Food and Drug Administration (“FDA”) in the US.

The following presents revenue and profit information and certain asset and liability information regarding the Group’s geographical segments.

i)	The distribution of revenue by major product group was as follows:

	Six-month period ended
Revenue	June 30,2024 US$‘000	June 30,2023 US$‘000
Clinical laboratory goods	20,397	21,367
Clinical laboratory services	2,582	3,114
Point-of-care products	7,568	4,246

	30,547	28,727

ii)	The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(1,050)	(2,268)	(26)	(3,344)
Restructuring costs	(1,303)	(636)	-	(1,939)
Impairment	(446)	-	-	(446)

Result after restructuring costs and impairment	(2,799)	(2,904)	(26)	(5,729)
Unallocated expenses *				(1,364)

Operating loss				(7,093)
Net financing expense				(3,045)

Loss before tax				(10,138)
Income tax credit				64

Loss for the period on continuing operations				(10,074)
Profit for the period on discontinued operations				-

Loss for the six-month period				(10,074)

The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(3,129)	(3,140)	(8)	(6,277)
Restructuring costs	-	-	-	-
Impairment	(10,815)	-	-	(10,815)

Result after impairment	(13,944)	(3,140)	(8)	(17,092)
Unallocated expenses *				(1,679)

Operating loss				(18,771)
Net financing expense				(6,158)

Loss before tax				(24,929)
Income tax credit				278

Loss for the period on continuing operations				(24,651)
Profit for the period on discontinued operations				12,854

Loss for the six-month period				(11,797)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

The Group is currently undergoing a comprehensive transformation plan to include, inter alia, consolidating and outsourcing of manufacturing operations, the simplification and shifting of internal operations, and the reduction of headcount to achieve additional efficiencies. A press release in April 2024 set out information with regards to the restructure of the business, including the ceasing of manufacturing operations at our Kansas City plant, with the anticipation that this would be completed by the end of 2024. Additionally, we detailed an initiative to move significant aspects of our business support functions to a lower cost and centralised location, with the view to have this completed by the end of 2024 also. At June 30, 2024, the Group has recognized a provision of $1.9 million in relation to the ongoing transformation.

iii)	The distribution of segment assets and liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at June 30, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	31,018	55,374	-	86,392
Unallocated assets:
Income tax assets (current and deferred)				2,646
Cash and cash equivalents and short-term investments				5,317

Total assets as reported in the Statement of Financial Position				94,355

Segment liabilities	78,328	41,339	19	119,687
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,068

Total liabilities as reported in the Statement of Financial Position				123,755

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	26,230	26,023	-	52,253
Unallocated assets:
Income tax assets (current and deferred)				3,491
Cash and cash equivalents and short-term investments				3,691

Total assets as reported in the Statement of Financial Position				59,435

Segment liabilities	49,398	31,387	20	80,805
Unallocated liabilities:
Income tax liabilities (current and deferred)				2,579

Total liabilities as reported in the Statement of Financial Position				83,384